UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Common shares USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2020 | shares		32,630,536
Balance at beginning of period at Dec. 31, 2020	$ 200,306	$ 264,357	$ 2,537	$ 1,699	$ (68,287)
Exercise of stock options (in shares) | shares	62,388	62,388
Exercise of stock options	$ 103	$ 143	(40)
Share-based compensation	378		378
Comprehensive loss	(3,530)			2,114	(5,644)
Balance at end of period (in shares) at Mar. 31, 2021 | shares		32,692,924
Balance at end of period at Mar. 31, 2021	197,257	$ 264,500	2,875	3,813	(73,931)
Balance at beginning of period (in shares) at Dec. 31, 2021 | shares		32,857,422
Balance at beginning of period at Dec. 31, 2021	$ 190,656	$ 266,119	4,312	2,113	(81,888)
Exercise of stock options (in shares) | shares	34,853	1,897
Exercise of stock options	$ 20	$ 34	(14)
Share-based compensation	1,094		1,094
Share issuance under ESPP (in shares) | shares		6,377
Share issuance under ESPP	304	$ 361	(57)
Comprehensive loss	(3,747)			3,212	(6,959)
Balance at end of period (in shares) at Mar. 31, 2022 | shares		32,865,696
Balance at end of period at Mar. 31, 2022	$ 188,327	$ 266,514	$ 5,335	$ 5,325	$ (88,847)